INVENTORIES - Summary of Inventories, Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 279	$ 286
Work in process	112	143
Finished goods	602	665
Inventories, net	$ 993	$ 1,094